Organization and Operations (Details) - USD ($)					9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 01, 2023	Dec. 13, 2022	Oct. 03, 2021	Feb. 05, 2016	Sep. 30, 2023	Aug. 16, 2021	Dec. 31, 2022	Jul. 28, 2023	Jun. 30, 2023	May 30, 2023	Feb. 03, 2023	Jan. 25, 2023	Jan. 09, 2023	Sep. 13, 2022	Aug. 01, 2022	Mar. 07, 2022	Jul. 20, 2021	Jun. 04, 2021	Sep. 11, 2019
Organization and Operations (Details) [Line Items]
Membership interest percentage											56.00%
Shares of common stock (in Shares)	50,000	150,000
Purchase price (in Dollars)	$ 250,000	$ 750,000
Series A Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)				33,415
Series B Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)				8,064
Great Plains Holdings, Inc [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)				475,000
Great Plains Holdings Inc. [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)				475,000
Dune, Inc. [Member]
Organization and Operations (Details) [Line Items]
Ownership percentage										100.00%		85.00%
Total membership interests percentage			50.00%			21.00%
Lil Marc, Inc. [Member]
Organization and Operations (Details) [Line Items]
Cancelled of common stock (in Shares)					39,091		39,091
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage									50.00%
Series of Individually Immaterial Business Acquisitions [Member] | Orbit Media LLC. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																			100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Plant Camp [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage									100.00%									89.00%
Ownership percentage									10.00%
Series of Individually Immaterial Business Acquisitions [Member] | WHE Agency [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage													51.00%				44.00%
Series of Individually Immaterial Business Acquisitions [Member] | Dune, Inc. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage			29.00%									23.00%
Ownership voting interest			50.00%									50.00%
Business Combination [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage											5.00%
Ownership voting interest										15.00%
Business Combination [Member] | Orbit Media LLC. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage								17.50%
Ownership voting interest								51.00%
Business Combination [Member] | Orbit Media LLC. [Member] | Ownership [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage								74.00%
Business Combination [Member] | WHE Agency [Member]
Organization and Operations (Details) [Line Items]
Ownership percentage													95.00%
Ownership voting interest													55.00%
Business Combination [Member] | Dune, Inc. [Member]
Organization and Operations (Details) [Line Items]
Ownership voting interest										50.00%
Denver Bodega, LLC. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																100.00%
Ownership voting interest																100.00%
Orbit Media LLC. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage															51.00%
Ownership voting interest											51.00%				51.00%
Brave Foods, LLC. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage														100.00%
Ownership voting interest														100.00%
Seller’s Choice [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																			100.00%
Plant Camp [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																		89.00%
WHE Agency [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																	44.00%
Ownership voting interest																	55.00%
Dune, Inc. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage			29.00%
Ownership voting interest			50.00%
Total membership interests percentage			50.00%			21.00%